Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investments
Non-current assets	€ 88,513	€ 78,628
Total assets	123,440	118,373
Non-current liabilities	45,896	38,859
Total liabilities	75,540	67,300
Net equity	47,900	51,073	€ 48,079	€ 53,086
Book value of the investment	9,035	7,044	3,511
Revenues and other income	71,041	76,938	70,977
Operating profit	6,432	9,983	8,012
Finance income (expense)	(879)	(971)	(1,236)
Income (expense) from investments	193	1,095	68
Profit before income taxes	5,746	10,107	6,844
Income taxes	(5,591)	(5,970)	(3,467)
Net profit	155	4,137	3,377
Other comprehensive income	69	1,576	(5,518)
Total other comprehensive income	224	5,713	(2,141)
Attributable to Eni	148	4,126	€ 3,374
Var Energi AS
Disclosure of detailed information about investments
Current assets	1,385	1,366
- of which cash and cash equivalent	182	883
Non-current assets	18,427	11,407
Total assets	19,812	12,773
Current liabilities	2,374	608
- current financial liabilities	33
Non-current liabilities	13,820	7,139
- non-current financial liabilities	3,929	366
Total liabilities	16,194	7,747
Net equity	€ 3,618	€ 5,026
Eni's % of the investment	69.60%	69.60%
Book value of the investment	€ 2,518	€ 3,498
Revenues and other income	2,552
Operating expense	(1,015)
Depreciation, amortization and impairments	(1,208)
Operating profit	329
Finance income (expense)	(1)
Profit before income taxes	328
Income taxes	258
Net profit	70
Other comprehensive income	40
Total other comprehensive income	110
Attributable to Eni	49
Dividends received from the joint venture	1,057
Saipem SpA
Disclosure of detailed information about investments
Current assets	7,012	6,211
- of which cash and cash equivalent	2,272	1,674
Non-current assets	5,997	5,466
Total assets	13,009	11,677
Current liabilities	5,204	4,430
- current financial liabilities	557	305
Non-current liabilities	3,680	3,211
- non-current financial liabilities	3,147	2,646
Total liabilities	8,884	7,641
Net equity	€ 4,125	€ 4,036
Eni's % of the investment	30.99%	30.99%
Book value of the investment	€ 1,250	€ 1,228
Revenues and other income	9,118	8,530
Operating expense	(7,972)	(7,682)
Depreciation, amortization and impairments	(690)	(811)
Operating profit	456	37
Finance income (expense)	(210)	(165)
Income (expense) from investments	(18)	(88)
Profit before income taxes	228	(216)
Income taxes	130	(194)
Net profit	98	(410)
Other comprehensive income	66	(46)
Total other comprehensive income	164	(456)
Attributable to Eni	4	(146)
Union Fenosa Gas SA
Disclosure of detailed information about investments
Current assets	585	664
- of which cash and cash equivalent	41	107
Non-current assets	827	832
Total assets	1,412	1,496
Current liabilities	225	260
- current financial liabilities	49	22
Non-current liabilities	563	581
- non-current financial liabilities	493	510
Total liabilities	788	841
Net equity	€ 624	€ 655
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 326	€ 335
Revenues and other income	1,255	1,521
Operating expense	(1,221)	(1,461)
Depreciation, amortization and impairments	(53)	(70)
Operating profit	(19)	(10)
Finance income (expense)	(37)	(31)
Income (expense) from investments	6	9
Profit before income taxes	(50)	(32)
Income taxes	(8)	(1)
Net profit	(42)	(33)
Other comprehensive income	11	15
Total other comprehensive income	(31)	(18)
Attributable to Eni	(14)	(23)
Cardon IV SA
Disclosure of detailed information about investments
Current assets	208	191
- of which cash and cash equivalent	6	40
Non-current assets	2,383	2,433
Total assets	2,591	2,624
Current liabilities	255	232
Non-current liabilities	2,040	2,196
- non-current financial liabilities	1,140	1,410
Total liabilities	2,295	2,428
Net equity	€ 296	€ 196
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 148	€ 98
Revenues and other income	598	610
Operating expense	(456)	(372)
Depreciation, amortization and impairments	(86)	(137)
Operating profit	56	101
Finance income (expense)	(133)	(208)
Profit before income taxes	(77)	(107)
Income taxes	103	(35)
Net profit	(180)	(142)
Other comprehensive income	5	6
Total other comprehensive income	(175)	(136)
Attributable to Eni	(90)	(71)
Gas Distribution Company of Thessaloniki Thessaly SA
Disclosure of detailed information about investments
Current assets	31	32
- of which cash and cash equivalent	12	13
Non-current assets	322	302
Total assets	353	334
Current liabilities	24	52
- current financial liabilities	9
Non-current liabilities	46	2
- non-current financial liabilities	33
Total liabilities	70	54
Net equity	€ 283	€ 280
Eni's % of the investment	49.00%	49.00%
Book value of the investment	€ 139	€ 137
Revenues and other income	58	53
Operating expense	(16)	(16)
Depreciation, amortization and impairments	(14)	(12)
Operating profit	28	25
Finance income (expense)	(1)
Profit before income taxes	27	25
Income taxes	7	(8)
Net profit	20	17
Total other comprehensive income	20	17
Attributable to Eni	10	8
Dividends received from the joint venture	10	8
Lotte Versalis Elastomers Co Ltd
Disclosure of detailed information about investments
Current assets		56
- of which cash and cash equivalent		8
Non-current assets		502
Total assets		558
Current liabilities		111
- current financial liabilities		78
Non-current liabilities		297
- non-current financial liabilities		289
Total liabilities		408
Net equity		€ 150
Eni's % of the investment		50.00%
Book value of the investment		€ 75
Revenues and other income		22
Operating expense		(58)
Depreciation, amortization and impairments		(30)
Operating profit		(66)
Finance income (expense)		(12)
Profit before income taxes		(78)
Net profit		(78)
Total other comprehensive income		(78)
Attributable to Eni		(39)
Petro Junin SA
Disclosure of detailed information about investments
Current assets		368
Non-current assets		253
Total assets		621
Current liabilities		470
Non-current liabilities		34
Total liabilities		504
Net equity		€ 117
Eni's % of the investment		40.00%
Book value of the investment		€ 47
Revenues and other income		112
Operating expense		(100)
Depreciation, amortization and impairments		(394)
Operating profit		(382)
Finance income (expense)		31
Profit before income taxes		(351)
Income taxes		(19)
Net profit		(370)
Other comprehensive income		11
Total other comprehensive income		(359)
Attributable to Eni		(148)
Other joint ventures
Disclosure of detailed information about investments
Current assets	551	130
- of which cash and cash equivalent	40	38
Non-current assets	1,085	334
Total assets	1,636	464
Current liabilities	819	307
- current financial liabilities	165	165
Non-current liabilities	354	126
- non-current financial liabilities	274	14
Total liabilities	1,173	433
Net equity	463	31
Book value of the investment	199	(2)
Revenues and other income	270	731
Operating expense	(277)	(697)
Depreciation, amortization and impairments	(47)	(62)
Operating profit	(54)	(28)
Finance income (expense)	(14)	(5)
Profit before income taxes	(68)	(33)
Income taxes	12	(10)
Net profit	(80)	(43)
Other comprehensive income		(4)
Total other comprehensive income	(80)	(47)
Attributable to Eni	(40)	(21)
Dividends received from the joint venture	€ 6	€ 11